NOTE 7 - DERIVATIVE LIABILITIES - Fair value ratchet feature (Details) - USD ($)	Jun. 30, 2016	Jun. 02, 2016	Apr. 30, 2016	Dec. 31, 2015	Nov. 08, 2015
Fair value at re-measurment date					$ 446,282
Fair value market adjustment				$ 18,698
Reclassified to Additional paid in capital				(202,633)
Balance of convertible debt				224,951
Note 1
Reclassified to Additional paid in capital				(224,951)
Balance of convertible debt	$ 0			$ 224,951
Note 2
Fair value at re-measurment date			$ 340,614
Changes in derivative liabilities			118,840
Reclassified to Additional paid in capital			$ (265,873)
Balance of convertible debt	193,581
Note 3
Fair value at re-measurment date		$ 116,540
Changes in derivative liabilities		$ (23,549)
Balance of convertible debt	$ 92,991